UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08062

Nicholas Equity Income Fund, Inc.

(Exact Name of Registrant as Specified in Charter)

700 North Water Street, Milwaukee, Wisconsin 53202

(Address of Principal Executive Offices)	(Zip Code)

Jeffrey T. May, Senior Vice President, Secretary and Treasurer
700 North Water Street
Milwaukee, Wisconsin 53202

(Name and Address of Agent for Service)

Item 1. Schedule of Investments.

Registrant's Telephone Number, Including Area Code: 414-272-4650

Date of Fiscal Year End: 03/31/2016

Date of Reporting Period: 12/31/2015

	NICHOLAS EQUITY INCOME FUND, INC.
	SCHEDULE OF INVESTMENTS (UNAUDITED)
	AS OF DECEMBER 31, 2015

SHARES OR
PRINCIPAL
AMOUNT		VALUE
------------		------------
COMMON STOCKS -- 94.92%
	Consumer Discretionary - Durables &
	Apparel -- 2.26%
215,000	Tupperware Brands Corporation	$ 11,964,750
		------------
	Consumer Discretionary - Media -- 10.90%
339,080	Cinemark Holdings, Inc.	11,335,444
531,250	Gannett Co., Inc.	8,654,063
562,500	TEGNA, Inc.	14,355,000
202,500	Time Warner Inc.	13,095,675
90,300	WPP plc	10,361,022
		------------
		57,801,204
		------------
	Consumer Discretionary - Services -- 6.73%
90,000	Cedar Fair, L.P.	5,025,600
125,000	DineEquity, Inc.	10,583,750
50,000	McDonald's Corporation	5,907,000
221,000	Six Flags Entertainment Corporation	12,141,740
75,000	StoneMor Partners L.P.	2,004,750
		------------
		35,662,840
		------------
	Consumer Staples - Food & Staples
	Retailing -- 3.45%
215,000	Walgreens Boots Alliance, Inc.	18,308,325
		------------
	Consumer Staples - Food, Beverage &
	Tobacco -- 4.89%
327,300	B&G Foods, Inc.	11,462,046
164,500	Philip Morris International Inc.	14,461,195
		------------
		25,923,241
		------------
	Energy -- 7.19%
420,470	Dorchester Minerals, L.P.	4,158,449
445,000	EnLink Midstream Partners LP	7,378,100
87,500	Kinder Morgan, Inc.	1,305,500
464,600	Plains All American Pipeline, L.P.	10,732,260
135,000	Plains GP Holdings, L.P.	1,275,750
50,000	Royal Dutch Shell plc - Class B	2,302,000
157,500	Williams Companies, Inc. (The)	4,047,750
247,178	Williams Partners L.P.	6,883,907
		------------
		38,083,716
		------------
	Financials - Banks -- 2.34%
130,000	PNC Financial Services Group, Inc. (The)	12,390,300
		------------
	Financials - Diversified -- 1.39%
205,000	Artisan Partners Asset Management Inc.	7,392,300
		------------
	Financials - Insurance -- 5.88%
117,500	ACE Limited	13,729,875
415,000	Old Republic International Corporation	7,731,450
200,000	Willis Group Holdings PLC	9,714,000
		------------
		31,175,325
		------------
	Financials - Real Estate -- 2.71%
243,800	W.P. Carey Inc.	14,384,200
		------------
	Health Care - Equipment & Services -- 5.08%
202,500	Cardinal Health, Inc.	18,077,175
165,000	ResMed Inc.	8,858,850
		------------
		26,936,025

		------------
	Health Care - Pharmaceuticals,
	Biotechnology & Life Sciences -- 8.58%
232,500	AbbVie Inc.	13,773,300
142,500	Gilead Sciences, Inc.	14,419,575
535,000	Pfizer Inc.	17,269,800
		------------
		45,462,675
		------------
	Industrials - Capital Goods -- 2.95%
23,400	National Presto Industries, Inc.	1,938,924
80,000	Snap-on Incorporated	13,714,400
		------------
		15,653,324
		------------
	Industrials - Commercial & Professional
	Services -- 9.23%
460,000	ADT Corporation (The)	15,170,800
285,300	KAR Auction Services, Inc.	10,564,659
327,500	Nielsen Holdings plc	15,261,500
180,000	Republic Services, Inc.	7,918,200
		------------
		48,915,159
		------------
	Industrials - Transportation -- 1.45%
135,000	Ryder System, Inc.	7,672,050
		------------
	Information Technology - Hardware &
	Equipment -- 0.90%
55,000	Harris Corporation	4,779,500
		------------
	Information Technology - Semiconductors &
	Semiconductor Equipment -- 4.33%
205,000	Microchip Technology Incorporated	9,540,700
1,260,000	Xerox Corporation	13,393,800
		------------
		22,934,500
		------------
	Information Technology - Software &
	Services -- 6.33%
75,000	International Business Machines Corporation	10,321,500
295,000	Microsoft Corporation	16,366,600
130,000	Paychex, Inc.	6,875,700
		------------
		33,563,800
		------------
	Materials -- 1.50%
185,664	Greif, Inc. - Class B	7,940,849
		------------
	Telecommunication Services -- 6.83%
510,000	AT&T Inc.	17,549,100
345,000	CenturyLink, Inc.	8,680,200
462,300	West Corporation	9,971,811
		------------
		36,201,111
		------------
	TOTAL COMMON STOCKS
	(cost $444,847,850)	503,145,194
		------------
CONVERTIBLE PREFERRED STOCKS -- 1.26%
	Energy -- 1.26%
165,000	Kinder Morgan, Inc. 9.75%, Cumulative
	Convertible Preferred Stock, Series A
	(cost $6,835,911)	6,649,500
		------------
SHORT-TERM INVESTMENTS -- 3.26%
	Commercial Paper - 2.89%
$1,500,000	Diageo Capital plc 01/04/16, 0.77%	1,500,000
500,000	Kroger Co. (The) 01/04/16, 0.50%	500,000
1,115,000	WEC Energy Group, Inc. 01/05/16, 0.68%	1,114,979
2,542,000	Bacardi-Martini B.V. 01/06/16, 0.52%	2,541,926
500,000	Hyundai Capital America, Inc.
	01/06/16, 0.74%	499,979
300,000	PPG Industries, Inc. 01/07/16, 0.75%	299,981
1,225,000	Eaton Corporation 01/08/16, 0.70%	1,224,905

1,000,000	Marriott International, Inc. 01/11/16, 0.72%	999,860
1,550,000	Hyundai Capital America, Inc.
	01/12/16, 0.75%	1,549,742
2,000,000	Bell Canada 01/19/16, 0.55%	1,999,542
1,600,000	Thomson Reuters Corporation 01/19/16, 0.80%	1,599,467
1,500,000	Consolidated Edison Company of New York, Inc.
	01/26/16, 0.82%	1,499,248
		------------
		15,329,629
		------------
	Variable Rate Security - 0.37%
1,947,431	Fidelity Institutional Money Market
	Fund - Class I, 0.28%	1,947,431
		------------
	TOTAL SHORT-TERM INVESTMENTS
	(cost $17,277,060)	17,277,060
		------------
	TOTAL INVESTMENTS
	(cost $468,960,821) - 99.44%	527,071,754
		------------

	OTHER ASSETS, NET OF LIABILITIES - 0.56%	2,988,100
		------------
	TOTAL NET ASSETS
	(basis of percentages disclosed
	above) - 100%	$530,059,854
		------------
		------------

% Of net assets.

As of December 31, 2015, investment cost for federal tax purposes was
$470,558,500 and the tax basis components of unrealized
appreciation/depreciation were as follows:

Unrealized appreciation	$101,084,667
Unrealized depreciation	(44,571,413)
------------
Net unrealized appreciation	$ 56,513,254
------------
------------

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the
Fund's most recent Semiannual or Annual Report to Shareholders.

Various inputs are used in determining the value of the Fund's investments relating to Finanacial Accounting Standard No. 157.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds,
credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2015 in valuing the Fund’s investments carried at value:

Investments
Valuation Inputs	in Securities
----------------	--------------
Level 1 -
Common Stocks(1)	$503,145,194
Convertible Preferred Stock(1)	6,649,500
Variable Rate Security	1,947,431

Level 2 -
Commercial Paper		15,329,629
Level 3 -
None	-	-
	-	-----------
Total		$527,071,754
	-	-----------
	-	-----------

(1) See Schedule above for further detail by industry.

Item 2. Controls and Procedures.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls during the last fiscal quarter.

Item 3. Exhibits.

Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the Act, attached hereto as part of EX-99.CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nicholas Equity Income Fund, Inc.

By: /s/ Albert O. Nicholas
Name: Albert O. Nicholas
Title: Principal Executive Officer

Date: 02/18/2016

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Albert O. Nicholas
Name: Albert O. Nicholas
Title: Principal Executive Officer

Date: 02/18/2016

By: /s/ Jeffrey T. May
Name: Jeffrey T. May
Title: Principal Financial Officer
Date: 02/18/2016